Note 5 - Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of contracts
Pre-modification outstanding recorded investment	$ 424	$ 383
Post-modification outstanding recorded investment	$ 424	$ 383
Commercial And Industrial [Member]
Number of contracts	1	4
Pre-modification outstanding recorded investment	$ 44	$ 127
Post-modification outstanding recorded investment	$ 44	$ 127
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	5	5
Pre-modification outstanding recorded investment	$ 286	$ 256
Post-modification outstanding recorded investment	$ 286	$ 256
Commercial Real Estate Portfolio Segment [Member]
Number of contracts	1
Pre-modification outstanding recorded investment	$ 94
Post-modification outstanding recorded investment	$ 94
Extended Maturity [Member]
Number of contracts
Extended Maturity [Member] | Commercial And Industrial [Member]
Number of contracts	1	4
Extended Maturity [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	3	5
Extended Maturity [Member] | Commercial Real Estate Portfolio Segment [Member]
Number of contracts	1
Other Restructurings [Member]
Number of contracts
Other Restructurings [Member] | Commercial And Industrial [Member]
Number of contracts
Other Restructurings [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	2
Other Restructurings [Member] | Commercial Real Estate Portfolio Segment [Member]
Number of contracts